INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 14,521
Cost at end of year	15,765	$ 14,521
Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(3,218)	(2,777)
Non-cash disposals	45	68
Amortization	(910)	(824)
Disposals	24	0
Assets held by subsidiaries disposed during the period	19	0
Held for sale	130	4
Foreign currency translation	(260)	311
Cost at end of year	$ (4,170)	$ (3,218)